Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment transaction
Proceeds from exercise of stock options	€ 47,591	€ 47,467	€ 85,034
Stock options
Share-based payment transaction
Unrecognized compensation costs	€ 9,930
Recognition period of unrecognized compensation costs	1 year
Proceeds from exercise of stock options	€ 42,234	39,438	68,745
Intrinsic value of stock options exercised	€ 31,580	31,410	66,594
Vesting period	4 years
Expense from equity-settled share-based payment transactions - recognized directly in equity	€ 11,736	23,210	5,933
Phantom Shares
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	€ 21,576	15,509	€ 10,755
Performance Shares
Share-based payment transaction
Vesting period	4 years
Expense from cash-settled share-based payment transactions - movements in long-term provisions	€ 38,882	€ 19,513